Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parentheticals) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 22, 2013	Jan. 23, 2012	Apr. 22, 2013	Apr. 24, 2012	Jun. 30, 2013	Jun. 30, 2012
Common units
Distributions [Line Items]
Dividends declared	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.465	$ 0.465
Preferred units
Distributions [Line Items]
Dividends declared	$ 0.21375	$ 0	$ 0.21375	$ 0	$ 0.4275